FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Disclosure Of Financials Instruments [Abstract]
Disclosure of financial instruments [text block]
NOTE 23. FINANCIAL INSTRUMENTS

23.1 Classification

Arauco's financial instruments as of December 31, 2017 and December 31, 2016, are displayed in the table below. Regarding those instruments valued at an amortized cost, as estimation of their fair value is displayed for informational purposes.

Financial Instruments	December 2017		December 2016
Thousands of dollars	Carrying amount	Fair Value	Carrying amount	Fair Value

Fair value through profit or loss (held for trading) (1)	74,849	74,849	198,582	198,582
Derivatives	1,679	1,679	3,166	3,166
Mutual funds (2)	73,170	73,170	195,416	195,416
Loans and Accounts Receivables	1,351,712	1,351,712	1,126,182	1,126,182
Cash and cash equivalents (amortized cost)	516,716	516,716	396,837	396,837
Cash	209,185	209,185	149,446	149,446
Time deposits	292,105	292,105	247,391	247,391
Agreements	15,426	15,426	-	-
Accounts Receivable (net)	830,452	830,452	715,883	715,883
Trade and other receivables	709,983	709,983	600,589	600,589
Lease receivable	13,106	13,106	764	764
Other receivables	107,363	107,363	114,530	114,530
Accounts receivable due from related parties	4,544	4,544	13,462	13,462
Other Financial Assets (5)	58,425	58,425	10,903	10,903

Financial liabilities at amortized cost (3)	5,002,072	5,198,654	5,022,725	5,158,789
Bonds issued denominated in U.S. Dollars	2,057,746	2,135,893	2,321,980	2,480,063
Bonds issued denominated in U.F. (4)	1,244,939	1,333,087	1,130,679	1,078,934
Bank Loans in U.S. Dollars	835,099	870,399	891,338	926,070
Bank borrowing denominated in U.S. Dollars	23,358	23,358	23,020	23,020
Financial leasing	112,376	107,363	113,986	108,980
Trade and other payables	717,346	717,346	537,891	537,891
Accounts payable to related parties	11,208	11,208	3,831	3,831
Financial liabilities at fair value through profit or loss	137	137	336	336
Forward	137	137	336	336
Hedging Liabilities	5,256	5,256	87,027	87,027

(1)       Assets measured at fair value through profit or loss other than mutual funds classified as cash equivalents, are presented in the line item “other financial assets” in the consolidated statements of financial position.
(2)       Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.
(3)       Financial liabilities measured at amortized cost, other than “Trade and other payables” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.
(4)       The Unidad de Fomento (“U.F.”) is a unit of account that is linked to, and is adjusted daily to reflect changes in the Chilean consumer price index.
(5)       Includes guarantee fund for derivatives which correspond to the collateral under swap agreements.

23.2 Fair Value Hierarchy of Financial Assets and Liabilities

The assets and liabilities measured at fair value in the consolidated statements of financial position as of December 31, 2017, have been measured based on the valuation methodologies provided in IAS 39. The methodologies applied for each financial instrument are classified according to their hierarchy as follows:

- Level 1: Securities or quoted prices in active markets for identical assets and liabilities

- Level 2: Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

- Level 3: Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

	Fair Value	Fair value
	December 2017	Level 1	Level 2	Level 3
Financial Instruments	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Fair value through profit or loss (held for trading)
Derivatives	1,679		1,679
Mutual Funds	73,170	73,170
Other financial assets	58,425	2,654	55,771

Financial liabilities measured at amortized cost
Bonds issued denominated in U.S. Dollars	2,135,893	2,135,893
Bonds issued denominated in U.F. (4)	1,333,087	1,333,087
Bank loans in U.S. Dollars	870,399		870,399
Bank borrowing denominated in U.S. Dollars	23,358		23,358
Financial leasing	107,363		107,363

Financial liabilities at fair value through profit or loss	137		137

Hedging liabilities	5,256		5,256

23.3 Explanation of the valuation of Financial Instruments.

Cash and cash equivalent and accounts receivable

The carrying amount of accounts receivable, cash and cash equivalents (including mutual funds), and other financial assets and liabilities approximate their fair value due to the short-term nature of such instruments.

Derivative financial instruments

Interest rate and currency swaps are valued under the cash flow discount method at the rate applicable according to the transaction’s risk, using an internal methodology based on the information obtained from Bloomberg. In this particular case, given that cross currency swaps correspond to future flows in UF and future flows in Dollars, Arauco calculates the current value of such flows by using 2 discount curves: the UF zero coupon curve and the Dollar zero coupon.

The fair value of the interest rate swap contracts is calculated by reference to the rate differential between the agreed upon rate and the market rate as of the end date of these financial statements.

The fair value of the currency forward contracts is calculated by reference to the current forward exchange rates of contracts with similar maturity profiles.

Financial Liabilities

The fair value of bonds issued was determined with reference to quoted market prices as they have standard terms and conditions.

The fair value of bank borrowings was determined based on discounted cash flow analysis, applying the corresponding discount yield curves to the remaining term to maturity.

Disclosures of the fair value of financial liabilities at amortized cost are determined via the use of discounted cash flows, calculated over variables of the observable markets as of the date of informing the consolidated financial statements, and correspond to Level 2 of the fair value hierarchy.

The following table sets forth a reconciliation between the financial liabilities and the consolidated statements of financial position as of December 31, 2017 and 2016:

	December 2017
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 13 months to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	28,013	34,981	62,994	1,054,926	2,184,765	3,239,691	3,302,685
Bank borrowing	110,700	282,172	392,872	327,424	138,161	465,585	858,457
Financial Leasing	9,928	34,413	44,341	68,035	-	68,035	112,376
Swap and Forward	137	-	137	5,256	-	5,256	5,393
Other Financial Liabilities, Total (a)	148,778	351,566	500,344	1,455,641	2,322,926	3,778,567	4,278,911

	December 2017
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 13 months to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	717,342	4	717,346	-	-	-	717,346
Accounts payable to related companies	11,208	-	11,208	-	-	-	11,208
Accounts Payable, Total (b)	728,550	4	728,554	-	-	-	728,554
Financial Liabilities, Total (a) + (b)	877,328	351,570	1,228,898	1,455,641	2,322,926	3,778,567	5,007,465

	December 2016
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 13 months to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	51,874	409,102	460,976	1,233,603	1,758,079	2,991,682	3,452,658
Bank borrowings	134,140	61,483	195,623	626,384	92,351	718,735	914,358
Financial leasing	9,534	30,866	40,400	73,586	-	73,586	113,986
Swap and Forward	453	-	453	86,911	-	86,911	87,364
Other Financial Liabilities, Total (a)	196,001	501,451	697,452	2,020,484	1,850,430	3,870,914	4,568,366

	December 2016
Thousands of dollars	Up to 90 days	From 91 days to 1 year	Total Current	From 13 months to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	511,371	26,520	537,891	-	-	-	537,891
Accounts payable to related companies	3,831	-	3,831	-	-	-	3,831
Accounts Payable, Total (b)	515,202	26,520	541,722	-	-	-	541,722
Financial Liabilities, Total (a) + (b)	711,203	527,971	1,239,174	2,020,484	1,850,430	3,870,914	5,110,088

23.4 Derivative Instruments

Hedging instruments recorded as of December 31, 2017 and 2016 are cash flow hedges. Arauco uses derivatives for hedging purposes, such as cross currency swaps, currency and commodity forwards, interest rate swaps, and options.  Depending on the fair value of each instrument, the position could be either an asset or a liability, and they are listed in the Statements of Financial Position under Other Non-Current Financial Assets or Other Non-current Financial Liabilities, respectively.  The effects for the period are presented under Equity as Other Comprehensive Income or the Statements of Comprehensive Income as Finance Income or Finance Costs, net of differences in exchange rate of the hedged items and the deferred tax.

A summary of the derivative financial instruments included in the Statements of Financial Position as of the end of this period, is presented below:

Financial Instruments	2017 Fair Value ThU.S.$	2016 Fair Value ThU.S.$
Assets at fair value through profit or loss (held for trading)	1,679	3,166
Derivative-Uruguay (1)	1,672	3,159
Forward-Colombia	7	7

Hedging Assets	55,771	8,658
Derivative-Uruguay (1)	3,037	2,029
Cross Currency Swaps	52,734	6,629

Financial liabilities at fair value through profit or loss	(137)	(336)
Forward-Colombia	(137)	(267)
Derivative-Uruguay (1)	-	(69)

Hedging Liabilities	(5,256)	(87,027)
Cross Currency Swaps	(5,248)	(86,895)
Derivative-Uruguay (1)	(8)	(132)
(1)	Includes Swap and Forward from Uruguay tables.

23.4.1. Chile

Cross currency swaps

Arauco is exposed to the risk of variability in cash flows from changes in foreign exchange rates and inflation, mainly due to balances of assets denominated in U.S. Dollars and other currencies differente from the functional currency, which causes mismatches that could affect operating results.

Below are the cross currency swaps that Arauco has as of December 31, 2017 and 2016 to cover the exposure to the exchange rate risk generated from bonds denominated in U.F.:

Bond	Institution	Amount U.S.$	Amount U.F.	Starting date	Ending date	Market Value ThU.S.$ 2017	Market Value ThU.S. 2016
F	Deutsche - U.K.	43,618,307	1,000,000	10-30-2011	10-30-2021	213	(4,703)
F	JP Morgan - N.A.	43,618,307	1,000,000	10-30-2011	10-30-2021	306	(4,584)
F	Deutsche - U.K.	37,977,065	1,000,000	04-30-2014	04-30-2019	6,599	1,782
F	BBVA – Chile	38,426,435	1,000,000	10-30-2014	04-30-2023	5,252	558
F	BBVA – Chile	38,378,440	1,000,000	10-30-2014	04-30-2023	5,550	908
F	Santander - Chile	37,977,065	1,000,000	10-30-2014	04-30-2023	6,051	1,427
F	BCI – Chile	37,621,562	1,000,000	10-30-2014	04-30-2023	6,549	1,954
J	Corpbanca - Chile	42,864,859	1,000,000	09-01-2010	09-01-2020	(292)	(5,505)
J	BBVA – Chile	42,864,859	1,000,000	09-01-2010	09-01-2020	(292)	(5,505)
J	Deutsche - U.K.	42,864,859	1,000,000	09-01-2010	09-01-2020	(356)	(5,590)
J	Santander – Spain	42,873,112	1,000,000	09-01-2010	09-01-2020	(263)	(5,463)
J	BBVA – Chile	42,864,257	1,000,000	09-01-2010	09-01-2020	(152)	(5,318)
P	Corpbanca - Chile	46,474,122	1,000,000	05-15-2012	11-15-2021	(1,775)	(6,355)
P	JP Morgan - N.A.	47,163,640	1,000,000	11-15-2012	11-15-2021	(1,753)	(6,157)
P	BBVA – Chile	42,412,852	1,000,000	11-15-2013	11-15-2023	1,854	(2,548)
P	Santander - Chile	41,752,718	1,000,000	11-15-2013	11-15-2023	2,777	(1,591)
P	Deutsche - U.K.	41,752,718	1,000,000	11-15-2013	11-15-2023	2,800	(1,564)
R	Santander - Chile	128,611,183	3,000,000	10-01-2014	04-01-2024	(365)	(13,815)
R	JP Morgan - U.K.	43,185,224	1,000,000	10-01-2014	04-01-2024	329	(4,039)
R	Corpbanca - Chile	43,277,070	1,000,000	10-01-2014	04-01-2024	327	(4,026)
Q	BCI - Chile	43,185,224	1,000,000	10-01-2014	04-01-2021	1,022	(3,524)
Q	BCI - Chile	43,196,695	1,000,000	10-01-2014	04-01-2021	1,070	(3,443)
S	Santander - Chile	201,340,031	5,000,000	11-15-2016	11-15-2026	12,035	(3,165)
						47,486	(80,266)

Arauco needs to minimize the risk of the exchange rate, as it holds debt in pesos, adjustable to reflect inflation. The objective of this position in the swap is to eliminate the uncertainty of the exchange rate, exchanging the flows derived from obligations expressed in adjustable pesos of the bonds described above, with flows in U.S. dollars (Arauco's functional currency), at a fixed and determined exchange rate as of the agreement's execution date.

Through an effectiveness test, and pursuant to IAS 39, we were able to validate that the aforementioned hedging instruments are highly effective within an acceptable range for Arauco, for the purposes of eliminating the uncertainty of the exchange rate in the commitments derived from the hedged object.

23.4.2. Colombia

Forward contracts that are in force and effect, executed by Arauco Colombia as of December 31, 2017 and 2016, are detailed in the following table:

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	December 2017 Market Value ThU.S.$
USDCOP	BBVA Colombia	6,000	10-11-2017	01-10-2018	(1)
USDCOP	Corpbanca Colombia	8,000	11-14-2017	02-13-2018	(136)
USDCOP	Corpbanca Colombia	2,100	12-21-2017	03-12-2018	7
					(130)

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	December 2016 Market Value ThU.S.$
USDCOP	BBVA Colombia	5,000	10-28-2016	01-11-2017	7
USDCOP	BBVA Colombia	4,000	11-18-2016	02-09-2017	(255)
USDCOP	BBVA Colombia	7,000	12-13-2016	03-10-2017	(12)
					(260)

23.4.3. Uruguay

Forward

As of December 31, 2017 and 2016, Arauco Uruguay maintains the following forward contracts in force and effect for the purposes of ensuring an exchange rate for sale of dollars:

Exchange rate	Institution	Notional ThU.S.$	December 2017 Market Value ThU.S.$
UYUUSD	Banco Santander Uy	24,000	1,213
UYUUSD	HSBC Uruguay	9,000	543
			1,756

Exchange rate	Institution	Notional ThU.S.$	December 2016 Market Value ThU.S.$
UYUUSD	Banco Santander Uy	16,600	1,633
UYUUSD	Citibank U.K.	3,200	150
UYUUSD	HSBC Uruguay	10,750	1,256
			3,039

Arauco Uruguay's profits and losses also face exposure to the price variation of certain fuels, as occurs with Fuel Oil N°6, which is used during the cellulose manufacturing process. In order to minimize this risk, the volatility of future flows associated to the purchase of Fuel Oil No. 6 for years 2017, 2018 and part of 2019 has been limited, through forwards of this commodity. The agreements that are in force and effect as of December 31, 2017 and 2016, are detailed below:

Commodity	Institution	Notional ThU.S.$	December 2017 Market Value ThU.S.$
Fuel Oil N°6	JPMorgan Chase Bank, N.A.	4,760	1,372
Fuel Oil N°6	DNB Bank ASA	4,002	732
Fuel Oil N°6	Citibank U.K.	761	112
			2,216

Commodity	Institution	Notional ThU.S.$	December 2016 Market Value ThU.S.$
Fuel Oil N°6	JPMorgan Chase Bank, N.A.	5,508	1,059
Fuel Oil N°6	DNB Bank ASA	2,661	156
Fuel Oil N°6	Citibank U.K.	378	83
			1,298

Interest Rate Swap

In addition, Arauco Uruguay's maintains an Interest Rate Swap in force and effect, a derivative instrument which purpose is to set the interest rate of a variable rate debt in the same currency (USD). The valuation off this instrument as of December 31, 2017, is shown below:

Exchange rate	Institution	Notional ThU.S.$	December 2017 Market Value ThU.S.$
USD	DNB Bank ASA	50,638	729

Exchange rate	Institution	Notional ThU.S.$	December 2016 Market Value ThU.S.$
USD	DNB Bank ASA	59,077	650

23.5 Loans and Receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. In the consolidated statements of financial position, they are included in line items “Cash and cash equivalents” (certain components of cash and cash equivalents), “Trade and Other Current/Non-Current Receivables” and “Accounts receivable due from related parties”.

Loans and receivables are measured at amortized cost using the effective interest method and are tested for impairment. Financial assets that are classified as loans and receivables are: cash and cash-equivalents, time deposits, repurchase agreements, trade and other current/non-current receivables, and accounts receivable due from related parties.

As of December 31, 2017 and 2016, there are provisions for impairment for ThU.S.$ 14,501 and ThU.S.$ 16,644, respectively.

	December 2017	December 2016
	ThU.S.$	ThU.S.$
Loans and Accounts Receivables	1,351,712	1,126,182
Cash and cash equivalents	516,716	396,837
Cash	209,185	149,446
Time Deposits	292,105	247,391
Agreements	15,426	-

Trade and other receivables (net)	834,996	729,345
Trade and other receivables	709,983	600,589
Lease receivable	13,106	764
Other receivables	107,363	114,530
Accounts receivable due from related parties	4,544	13,462

23.5.1. Cash and Cash Equivalents

Includes cash on hand, bank checking account balances and time deposits and other short term highly liquid investments with an original maturity of three months or less. They are short-term, highly liquid investments that are readily convertible to known amounts of cash, and which are subject to an insignificant risk of changes in value.

The composition of cash and cash equivalents (including the balance of mutual funds displayed in this note as valuation, instruments at fair value with profit or loss) at December 31, 2017 and December 31, 2016, classified by origin coins is as follow:

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$

Cash and Cash Equivalents	589,886	592,253
U.S. Dollars	501,352	524,426
Euro	4,306	2,357
Other currencies	61,037	55,069
Chilean pesos	23,191	10,401

23.5.2 Time Deposits and Repurchase Agreements: The investment objective of time deposits and repurchase agreements is to maximize in the short-term the amounts of cash surpluses. These instruments are authorized by Arauco’s Investment Policy, which allows investing in fixed income securities. These instruments have a maturity of less than three months from the date of acquisition.

23.5.3 Trade and Other Receivables: These represent enforceable rights for Arauco resulting from the normal course of the business.

23.5.4 Other Receivables: These correspond to receivables from sales, services or loans that are not considered within the normal course of the business.

The provision for doubtful accounts is presented as a deduction of trade and other receivables. The provision for doubtful accounts is established based on an analysis of the age of the portfolio and considering the insurance coverage on accounts receivable. Other conditions are assessed for example when there is objective evidence that Arauco will not receive payments under the original sale terms and when the customer is a party to a bankruptcy court agreement or cessation of payments, and is written-off when Arauco has exhausted all levels of recovery of the receivable in a reasonable time.

23.5.5 Accounts receivable due from related parties: Represent enforceable rights for Arauco resulting from the normal course of business, calling normal to the line of business, activity or purpose of exploitation and financing, and which Arauco owns a non-controlling ownership of the counterparty.

The following table sets forth trade and other current/non-current receivables classified by currencies as of December 31, 2017 and December 31, 2016:

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Trades and other current receivables	814,412	701,610
U.S. Dollars	550,674	489,056
Euros	20,498	26,544
Other currencies	134,238	77,907
Chilean pesos	106,442	106,681
U.F.	2,560	1,422

Accounts receivable from related parties, current	3,488	12,505
U.S. Dollars	726	274
Other currencies	171	726
Chilean pesos	2,192	10,548
U.F.	399	957

Trade and other non-current receivables	16,040	14,273
U.S. Dollars	4,247	6,895
Other currencies	3,345	527
Chilean pesos	6,692	5,753
U.F.	1,756	1,098

Accounts receivable from related parties, non-current	1,056	957
U.F.	1,056	957

23.6 Total Financial Liabilities

Arauco’s financial liabilities to the date of these consolidated financial statements are as follows:

Financial Liabilities	December 2017 ThU.S.$	December 2016 ThU.S.$
Total Financial Liabilities	5,007,465	5,110,088
Financial liabilities at fair value through profit or loss (held for trading)	137	336
Hedging Liabilities	5,256	87,027
Financial Liabilities Measured at Amortized Cost	5,002,072	5,022,725

The following table sets forth the current portion of the non-current bank borrowings and debt issued as of December 31, 2017 and 2016.

	December 2017 ThU.S.$	December 2016 ThU.S.$
Bank borrowings - current portion	92,693	88,028
Bonds issued - current portion	107,268	62,506
Total	199,961	150,534

23.7 Financial Liabilities Measured at Amortized Cost

Financial liabilities correspond to non-derivative financial instruments with contractual cash-flow payments that can be either fixed or variable.

Also, this category includes those non-derivative financial liabilities for services or goods delivered to Arauco at the end of each reporting period that have not yet been paid. These amounts are not insured and are generally paid within thirty days after being recognized.

At the end of each reporting period, Arauco includes in this category bank borrowings, bonds issued denominated in U.S. Dollars and in U.F., trade and other payables.

		12-31-2017	12-31-2016	12-31-2017	12-31-2016
		ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
	Currency	Amortized Cost		Fair Value
Total Financial Liabilities		5,002,072	5,022,725	5,198,654	5,158,789
Bonds Issued	U.S. Dollar	2,057,747	2,321,980	2,135,893	2,480,063
Bonds Issued	U.F.	1,244,938	1,130,679	1,333,087	1,078,934
Bank borrowings	U.S. Dollar	834,908	891,338	870,399	926,070
Bank borrowings	Other currencies	23,549	23,020	23,358	23,020
Financial Leasing	Other currencies	96,913	98,316	92,542	94,052
Financial Leasing	Chilean pesos	15,463	15,670	14,821	14,928
Trades and Other Payables	U.S. Dollar	194,342	150,162	194,342	150,162
Trades and Other Payables	Euro	8,848	13,034	8,848	13,034
Trades and Other Payables	Other currencies	158,567	70,736	158,567	70,736
Trades and Other Payables	Chilean pesos	333,529	285,359	333,529	285,359
Trades and Other Payables	U.F.	22,060	18,600	22,060	18,600
Related party payables	U.S. Dollar	1,354	1,969	1,354	1,968
Related party payables	Chilean pesos	9,854	1,862	9,854	1,863
The financial liabilities at amortized cost presented in the consolidated statements of financial positions as of December 31, 2017 and 2016 are as follows:
	December 2017
	Current ThU.S.$	Non-Current ThU.S.$	Total ThU.S.$
Other financial liabilities	500,207	3,773,311	4,273,518
Trade and other payables	717,346	-	717,346
Related Party Payables	11,208	-	11,208
Total Financial Liabilities Measured at Amortized Cost	1,228,761	3,773,311	5,002,072

	December 2016
	Current ThU.S.$	Non-Current ThU.S.$	Total ThU.S.$
Other financial liabilities	697,000	3,784,003	4,481,003
Trade and other payables	537,891	-	537,891
Related Party Payables	3,831	-	3,831
Total Financial Liabilities Measured at Amortized Cost	1,238,722	3,784,003	5,022,725

23.8 Cash Flow Hedges Reserve Reconciliation

The following table sets forth the reconciliation balances of cash flow hedges presented in Other Comprehensive Income:

	January-December
	2017	2016	2015
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	1,096	(55,396)	(53,022)
Gains (losses) on cash flow hedges	22,212	84,045	11,859
Recycle of cash flow hedges to profit or loss	(16,965)	(10,198)	(16,122)
Income tax	(5,917)	(20,055)	(1,738)
Recycle of income tax	4,326	2,700	3,627
Closing balance	4,752	1,096	(55,396)

23.9 Capital Disclosures

23.9.1 Information on Objectives, Policies and Processes applied by the Company regarding Capital Management

Arauco’s policies on capital management have the objective of:

a)	Ensuring business continuity and normal operations in the long term;
b)	Ensuring funding for new investments to achieve sustainable growth over time;
c)	Keeping adequate capital structure considering all economic cycles that impact the business and the nature of the industry; and
d)	Maximizing the Company’s value and providing an adequate return to shareholders.

23.9.2 Qualitative Information on Objectives, Policies and Processes applied by the Company regarding Capital Management

Arauco determines and manages its capital structure based on its carrying amount of equity plus its financial debt (bank borrowings and bonds issued).

23.9.3 Quantitative Information on Capital Management

The following table sets forth the financial covenants that the Company has to comply with as part of the terms of certain of its obligations:
			Interest
	December 2017	December 2016	coverage	Debt level
Instrument	ThU.S.$	ThU.S.$	>= 2,0x	(1) <= 1,2x
Domestic bonds (Chile)	1,244,939	1,130,679	N/R	v
Syndicate Loan Scotia	199,597	298,967	v	v
Syndicate Loan Banco Estado - Grayling	130,953	-	v	v
N/R: Not required for the financial obligation
(1) Debt to equity ratio (financial debt divided by equity plus non-controlling interests)

As of December 31, 2017 and December 31, 2016, Arauco has complied with all of its financial covenants.

The following table sets forth the credit ratings of our debt instruments as of December 31, 2017, are as follows:

Instrument	Standard &; Poor’s	Fitch Ratings	Moody’s	Feller Rate
Local bonds	-	AA-	-	AA-
Foreign bonds	BBB-	BBB	Baa3	-

Capitalization requirements are established based on the Company’s financial needs and on maintaining an adequate liquidity level and complying with financial covenants established in current debt arrangements. The Company manages its capital structure and makes adjustments based on the prevailing economic conditions in order to mitigate the risks associated with adverse market conditions, and based on opportunities that may arise to improve the Company’s level of liquidity.

The capitalization of Arauco as of December 31, 2017 and December 31, 2016 is as follows:

	December 2017	December 2016
	ThU.S.$	ThU.S.$
Equity	7,116,893	6,999,283
Bank borrowings	858,457	914,358
Financial leasing	112,376	113,986
Bonds issued	3,302,685	3,452,659
Capitalization	11,390,411	11,480,286

23.10 Risk Management

Arauco’s financial instruments are exposed to various financial risks: credit risk, liquidity risk and market risk (including exchange rate risks, interest rate risks and price risks).

Arauco’s overall risk management program focuses on uncertainty in financial markets and aims to minimize potential adverse effects on Arauco’s financial profitability.

Arauco’s financial risk management is overseen by the Corporate Finance Department. This department identifies, assesses and hedges financial risks in close collaboration with Arauco’s operational units.

23.10.1 Type of Risk: Credit Risk

Description

Credit risk refers to financial uncertainty at different periods of time relating to the fulfillment of obligations with counterparties, at the time of exercising the contract rights to receive cash or other financial assets on behalf of Arauco.

Explanation of Credit Risk Exposure and How This Risk Arises

Arauco’s exposure to credit risk is directly related to each of its customer’s individual abilities to fulfill their contractual commitments, reflected in trade receivables.

Accounts exposed to credit risk are: trade receivable, financial lease debtors and other debtors.

Arauco does not have a securitized portfolio.

	December 2017	December 2016
	ThU.S.$	ThU.S.$
Current Receivables

Trade receivables	706,485	598,597
Financial lease receivables	11,932	411
Other debtors	95,995	102,602
Net subtotal	814,412	701,610

Trade receivables	715,217	609,102
Financial lease receivables	12,033	512
Other debtors	101,663	108,640
Gross subtotal	828,913	718,254

Provision for doubtful trade receivables	8,732	10,505
Provision for doubtful lease receivables	101	101
Provision for doubtful other debtors	5,668	6,038
Subtotal Bad Debt	14,501	16,644

Non-Current Receivables

Trade receivables	3,498	1,992
Financial lease receivables	1,174	353
Other debtors	11,368	11,928
Net Subtotal	16,040	14,273

Trade receivables	3,498	1,992
Financial lease receivables	1,174	353
Other debtors	11,368	11,928
Gross subtotal	16,040	14,273

Provision for doubtful trade receivables	-	-
Provision for doubtful lease receivables	-	-
Provision for doubtful other debtors	-	-
Subtotal Bad Debt	-	-

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

The Credit and Collections Sub-Division, dependent from the Treasury Division, is the area entrusted with minimizing the credit risk of the accounts receivable, supervising the delinquency of the accounts. The regulations and procedures applicable for the control and administration of the Arauco Group can be found in the Corporate Credit Policy.

As of December 31, 2017, Arauco’s balance for commercial Debtors was ThU.S.$ 718,714 of which, according to the agreed sales conditions, 59.18% corresponded to sales on credit (open account), 37.83% to sales with letters of credit and 2.99% to other types of sales, distributed in 2,245 debtors. The client with the largest Open Account debt represented 3.49% of the total accounts receivable as of that date.

Below we provide detail regarding accounts receivable, classified in tranches.

December 31, 2017
Age of trade receivables
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total

ThU.S.$	662,963	39,459	551	955	50	34	2,238	56	97	12,312	718,715
%	92.20%	5.50%	0.10%	0.10%	0.00%	0.00%	0.30%	0.00%	0.00%	1.70%	100%

December 31, 2016
Age of trade receivables
Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total

ThU.S.$	564,378	31,106	257	881	39	18	21	11	64	14,319	611,094
%	92.40%	5.10%	0.00%	0.10%	0.00%	0.00%	0.00%	0.00%	0.00%	2.30%	100%

Arauco does not conduct rescheduling or renegotiations with its clients that imply an amendment to the maturity of the invoices and, should it be necessary, any debt renegotiation with a client shall be analyzed on a case-by-case basis and subjected to the approval of the Corporate Finance Division.

Regarding the provisions from non-enforceable accounts, below we provide detail for the movements as of December 31, 2017, 2016 and 2015:

	12-31-2017	12-31-2016	12-31-2015
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	(16,644)	(19,860)	(18,520)
Impairment losses recognized on receivables	(139)	(3,950)	(3,072)
Reversal of impairment losses	2,282	7,166	1,732
Closing balance	(14,501)	(16,644)	(19,860)

Currently there is a policy for provisions for doubtful accounts receivable under IFRS for all the Arauco group companies.

Explanation regarding the Sales Risk with Letters of Credit

The sales with letters of credit mainly occur in markets in Asia and the Middle East. Periodically, a credit assessment is conducted regarding the banks that issue the letters of credit with the purpose of obtaining their score over the basis of risk-qualification ratings, country-specific risk and financial statements. The decision of approving the issuing bank or asking for confirmation of the letter of credit is made in consideration to this assessment.

Explanation of the Sales Risk with Credit Line

Sales on credit are subject to the credit limit for each customer. The approval or rejection of a credit limit for all term sales is conducted by the Corporate Credit Sub-Division, as well as by the Credit and Collections area for North America, Brazil and Argentina, which report to the Corporate Finance Division. The regulations and procedures applicable for the correct control and risk management over the sales on credit are ruled by the Credit Policy.

A procedure that must be applied by all the companies of the Arauco group has been established for the approval and/or modification of client credit lines. Credit line requests are entered to the SAP that analyzes all available information. Afterwards, the same are either approved or rejected in each one of the internal committees of each company belonging to the Arauco group, depending on the maximum amount authorized by the Credit Policy. Lines of credit are renewed during this internal process on a yearly basis.

All sales are automatically controlled by a credit verification system, which has been configured to block any orders from clients who are delinquent in a given percentage of a debt and/or from clients whose line of credit, as of the time of the product’s shipping, has been exceeded or is overdue.

In order to minimize the credit risk for term or Open Account sales, it is Arauco’s policy to take out insurance to cover the export sales of companies Celulosa Arauco y Constitución S.A., Maderas Arauco S.A., Forestal Arauco S.A., and Arauco do Brasil S.A., as well as the domestic sales of Arauco México S.A. de C.V., Arauco Wood Inc, Arauco Colombia S.A., Arauco Perú S.A., Arauco Panels USA LLC, Flakeboard Company Ltd., Flakeboard America Ltd., Celulosa Arauco y Constitución S.A., Maderas Arauco S.A., Arauco Florestal Arapoti, Arauco Forest Brasil S.A. and Arauco do Brasil S.A. Arauco works with credit insurance company Continental (AA- rating, as per risk rating companies Humphreys and Fitch Ratings). In order to cover the export sales and domestic sales of Arauco Argentina S.A., the preferred credit insurance company is Insur (a subsidiary of Continental in Argentina). Both companies grant a 90% coverage over the amount of each invoice, without deductibles, for registered clients and of 85% for non-registered clients. (Non-registered clients are those whose lines range between ThU.S.$ 5 and ThU.S.$ 70 (equivalent currency of their invoicing) of the local sales of companies Arauco Perú S.A., Arauco Colombia S.A., Arauco México S.A. de C.V., Arauco Do Brasil S.A., Arauco Argentina S.A. and Maderas Arauco S.A. Lines in excess of the aforesaid amounts correspond to registered clients.

As another way of minimizing risk and supporting a line of credit approved by the Credit Committee, Arauco holds guarantees such as mortgages, pledges, Standby letters of credit, bank performance bonds, checks, promissory notes, loans or any other that could be required under the laws of each country. The total amount held in guarantees amounts to ThU.S.$98.7 million, effective as of December 2017, as summarized in the following chart. The procedure for guarantees is regulated by Arauco’s Policy on Guarantees, whose purpose is to control their accounting, due date and custody.

Guarantees Arauco Group (ThU.S.$)
Guarantees Debtors (received from clients)
Certificate of deposits	7,106	7.3%
Standby	6,942	7.0%
Promissory notes	71,961	72.9%
Finance	3,094	3.1%
Mortgage	6,849	6.9%
Pledge	2,580	2.6%
Promissory notes	200	0.2%
Total Guarantees	98,732	100.0%

The maximum exposure to credit risk is limited to the value at amortized cost of the Debtors’ account for sales registered as of the date of this report, minus the percentage of sales insured by the aforementioned credit insurance companies and the guarantees granted in favor of Arauco.

In summary, the open account debt covered by the various insurance policies and guarantees amounts to 97.4% and, therefore, Arauco’s portfolio exposure amounts to 2.6%.

Secured Open Accounts Receivable	ThU.S.$	%

Total open accounts receivable	391,992	100.0%
Secured receivables (*)	381,800	97.4%
Unsecured receivables	10,192	2.6%
(*) Insured Debt is deemed to be the portion of accounts receivable that is covered by a credit company or by guarantees such as standby letters of credit, mortgages, performance bonds, among others

Investment Policy:

Arauco has an Investment Policy which identifies and limits the financial instruments and the entities into which the Arauco companies, in particular Celulosa Arauco y Constitucion S.A., are authorized to invest. The Company’s Treasury Department is centralized with operations in Chile. The Head Office is responsible for carrying out investments, cash flow surplus investments, and short and long term debt subscriptions. Exceptions to this rule are specific investments made through other companies where authorization is required from the Chief Financial Officer.

For financial instruments, the only permitted investments are fixed income investments with adequate liquidity. Each instrument has defined classifications and limits, depending on duration and type of issuer.

Regarding intermediaries (such as banks, securities brokers and dealers of mutual funds that are bank affiliates), a scoring methodology is used to determine the relative degree of risk of each intermediary based on their financial position and assign score points that result in a credit risk rating to each intermediary. Arauco uses this scoring system to determine its investment limits for each intermediary.

The required information to evaluate the various criteria are obtained from published financial statements from the banks under evaluation and from the credit risk ratings of short and long term debt securities obtained from rating agencies authorized by the Superintendence of Banks and Financial Institutions (Fitch Ratings Chile, Humphreys and Feller Rate).

The criteria evaluated are: Capital and Reserves, Current Ratio, Return on equity, Net Income to Operating income Ratio, Debt to Equity Ratio and the Credit Risk rating of each entity.

Any necessary exceptions regarding investment limits in each particular instrument or entity must have the authorization from Arauco’s Chief Financial Officer.

23.10.2 Type of Risk: Liquidity Risk

Description

This risk corresponds to Arauco’s ability to fulfill its financial obligations upon maturity.

Explanation of Liquidity Risk Exposure and How This Risk Arises

Arauco’s exposure to liquidity risk is mainly from its obligations to bondholders, banks and financial institutions, creditors and other payables. Liquidity risk may arise if Arauco is unable to meet the net cash flow requirements, which sustain its operations under both normal and exceptional circumstances.

Explanation of Objectives, Policies and Processes for Risk Management, and Measurement Methods

The Financial Management Department monitors on an ongoing basis the Company’s cash flow forecasts based on short and long term forecasts and available financing alternatives. In order to manage the risk level of financial assets, Arauco follows its investment policy.

The following tables detail Arauco’s liquidity analysis for its financial liabilities as of December 31, 2017 and December 31, 2016. The tables have been drawn up based on the contractual undiscounted cash outflows and their remaining contractual maturities:

December 31, 2017				Maturity							Total

				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective	Nominal
Tax ID	Name	Currency	Loans with banks	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Scotiabank- Chile	25	199,572	-	-	-	-	-	199,597	-	1.70%	Libor + 0.70%
-	Zona Franca Punta Pereira	U.S. Dollar	Interamerican Development Bank	1,167	1,032	2,434	2,361	2,282	2,201	2,120	2,199	11,398	3.51%	Libor + 2.05%
-	Zona Franca Punta Pereira	U.S. Dollar	Interamerican Development Bank	2,953	2,787	5,870	5,676	-	-	-	5,740	11,546	3.26%	Libor + 1.80%
-	Zona Franca Punta Pereira	U.S. Dollar	BBVA	14,007	-	-	-	-	-	-	14,007	-	3.13%	Libor + 1.75%
-	Zona Franca Punta Pereira	U.S. Dollar	Citibank	-	4,503	-	-	-	-	-	4,503	-	3.10%	Libor + 1.75%
-	Zona Franca Punta Pereira	U.S. Dollar	Scotiabank	3	2,506	-	-	-	-	-	2,509	-	3.17%	3.17%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Banco Interamericano de Desarrollo	4,723	4,161	9,828	9,526	9,201	8,885	8,570	8,884	46,010	3.51%	Libor + 2.05%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Banco Interamericano de Desarrollo	11,946	11,255	23,735	22,938	-	-	-	23,201	46,673	3.26%	Libor + 1.80%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Finnish Export Credit	25,176	21,214	50,198	49,484	47,929	47,207	23,564	46,390	218,382	3.20%	3.20%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Dnb Nor Bank	-	45	-	-	-	-	-	45	-	0.00%	Libor + 2%
-	Eufores S.A.	U.S. Dollar	Banco Republica Oriental de Uruguay	24,746	12,564	-	-	-	-	-	37,310	-	3.08%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollar	Citibank	6	-	-	-	-	-	-	6	-	3.43%	Libor + 2%
-	Eufores S.A.	U.S. Dollar	Banco HSBC- Uruguay	1,200	-	-	-	-	-	-	1,200	-	2.91%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollar	Banco Itau -Uruguay	4	12,513	-	-	-	-	-	12,517	-	3.08%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollar	Heritage	1,352	-	-	-	-	-	-	1,352	-	3.03%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollar	Banco Santander	20,230	5,013	-	-	-	-	-	25,243	-	3.06%	Libor + 1.75%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Santander	23	67	89	46	-	-	-	90	135	9.50%	9.50%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Alfa	18	56	74	74	74	7	-	74	229	10.75%	Tljp+2%+ spread 1.75%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Santander	3	7	10	10	7	-	-	10	27	11.00%	Tljp+2%+ spread 2%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Itau	1	-	-	-	-	-	-	1	-	2.50%	2.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Itau	13	37	4	-	-	-	-	50	4	3.50%	3.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Bradesco	11	33	36	-	-	-	-	44	36	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	16	-	-	-	364	364	-	16	728	5.00%	5.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	22	65	22	-	-	-	-	87	22	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	7	20	27	27	11	-	-	27	65	10.00%	10.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	981	907	-	-	-	-	-	1,888	-	9.50%	9.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	-	16	16	8	-	-	-	16	24	9.00%	9.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	12	52	85	74	64	54	-	64	277	10.49%	10.49%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bradesco	20	69	53	28	28	16	-	89	125	9.00%	9.00%
-	Arauco Forest Brasil S.A.	U.S. Dollar	Banco Alfa	2	7	9	9	5	-	-	9	23	8.20%	Cesta+2%+spread 1.8%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Alfa	6	17	23	22	11	-	-	23	56	10.80%	Tljp+2%+Spread 1.8%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Itau -Brazil	1	-	-	-	-	-	-	1	-	2.50%	2.50%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim - Brazil	192	619	403	-	322	322	-	811	1,047	8.10%	Tljp+1.8%+Spread 2%
-	Arauco Forest Brasil S.A.	U.S. Dollar	Banco Votorantim - Brazil	34	-	78	-	-	-	-	34	78	7.70%	Cesta+1.3%+spread 2%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito A-B-D	4	-	-	115	458	344	-	4	917	9.82%	Tljp + 2.91%
-	Arauco Forest Brasil S.A.	U.S. Dollar	Banco Bndes Subcrédito C	5	-	-	24	145	120	-	5	289	7.30%	Cesta+2.91%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Santander	995	984	107	212	202	161	-	1,979	682	8.90%	8.90%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito E-I	23	754	3,017	2,262	-	-	-	777	5,279	9.91%	Tljp + 2.91%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito F-J	16	452	1,810	1,358	-	-	-	468	3,168	10.91%	Tljp + 3.91%
-	Mahal Emprendimientos Pat. S.A.	U.S. Dollar	Bndes Subcrédito G-K	63	339	2,037	1,697	-	-	-	402	3,734	7.31%	Cesta + 2.91%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito H-L	19	504	2,011	1,509	-	-	-	523	3,520	12.11%	Tljp + 5.11%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Banco Santander	-	-	27	27	27	-	-	-	81	11.00%	Tljp+2%+Spread 2%
-	Mahal Emprendimientos Pat. S.A.	U.S. Dollar	Banco Santander	-	-	13	13	12	-	-	-	38	8.40%	Cesta+2%+Spread 2%
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazilian Real	Banco Santander	-	1	26	28	28	2	-	1	84	11.00%	Tljp+2%+Spread 2%
-	Novo Oeste Gestao de Ativos Florestais S.A.	U.S. Dollar	Banco Santander	-	1	12	13	13	1	-	1	39	8.40%	Tljp+2%+Spread 2%
-	Flakeboard America Ltd	U.S. Dollar	Banco del Estado de Chile	675	-	5,060	4,839	17,925	17,925	111,309	675	157,058	3.00%	Libor + 1.65%
			Total	110,700	282,172	107,114	102,380	79,108	77,609	145,563	392,872	511,774

December 31, 2017				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective	Nominal
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	1,528	28,132	27,301	26,469	25,638	156,181	1,528	263,721	4.24%	4.21%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	611	11,340	11,005	10,670	10,335	62,958	611	106,308	4.25%	4.21%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-J	2,342	-	7,027	224,916	-	-	-	2,342	231,943	3.23%	3.22%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	1,103	8,633	8,633	8,633	28,334	240,175	1,103	294,408	3.96%	3.96%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Q	-	22,364	23,445	22,796	11,154	-	-	22,364	57,395	2.96%	2.98%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	1,944	7,777	7,777	7,777	7,777	314,228	1,944	345,336	3.57%	3.57%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	650	5,200	5,200	5,200	5,200	230,228	650	251,028	2.44%	2.89%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2019	6,168	-	217,034	-	-	-	-	6,168	217,034	7.26%	7.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2021	4,422	-	10,013	10,013	204,138	-	-	4,422	224,164	5.02%	5.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2022	5,705	-	12,153	12,153	12,153	259,072	-	5,705	295,531	4.77%	4.75%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2024	9,375	-	22,500	22,500	22,500	22,500	548,324	9,375	638,324	4.52%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2027	-	3,175	19,375	19,375	19,375	19,375	582,479	3,175	659,979	3.90%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2047	-	3,607	22,000	22,000	22,000	22,000	943,160	3,607	1,031,160	5.50%	5.50%
			Total	28,012	34,982	394,629	393,669	350,069	400,231	3,077,733	62,994	4,616,331

December 31, 2017				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective	Nominal
Tax ID	Name	Currency	Lease	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Santander	168	1,026	983	983	-	-	-	1,194	1,966	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Scotiabank	1,563	3,772	4,139	4,139	638	638	-	5,335	9,554	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Estado	749	2,182	2,318	2,318	230	230	-	2,931	5,096	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco de Chile	3,346	13,995	7,886	7,886	2,247	2,247	-	17,341	20,266	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco BBVA	1,151	3,421	447	447	-	-	-	4,572	894	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Credito e Inversiones	1,443	5,901	4,856	4,856	5,354	5,354	-	7,344	20,420	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Santander	50	17	-	-	-	-	-	67	-	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Chile	607	1,547	1,015	1,015	123	123	-	2,154	2,276	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Credito e Inversiones	767	2,301	3,032	3,032	179	179	-	3,068	6,422	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Scotiabank	84	251	334	334	237	236	-	335	1,141	-	-
			Total	9,928	34,413	25,010	25,010	9,008	9,007	-	44,341	68,035

As part of the policy of Arauco, it considers compliance with all Accounts Payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.

December 31, 2016				Maturity							Total

				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective	Nominal
Tax ID	Name	Currency	Loans with banks	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Scotiabank- Chile	-	36	302,242	-	-	-	-	36	302,242	1.63%	1.63%
-	Arauco Argentina S.A.	U.S. Dollar	Banco Galicia- Argentina	5,031	-	-	-	-	-	-	5,031	-	2.00%	2.00%
-	Arauco Argentina S.A.	Argentine Pesos	Banco Macro- Argentina	11	29	-	-	-	-	-	40	-	15.25%	15.25%
-	Zona Franca Punta Pereira	U.S. Dollar	Interamerican Development Bank	1,178	1,027	2,450	2,387	2,324	2,256	4,302	2,205	13,719	Libor + 2.05%	Libor + 2.05%
-	Zona Franca Punta Pereira	U.S. Dollar	Interamerican Development Bank	2,990	2,782	5,997	5,830	5,664	-	-	5,772	17,491	Libor + 1.80%	Libor + 1.80%
-	Zona Franca Punta Pereira	U.S. Dollar	BBVA	16,176	-	-	-	-	-	-	16,176	-	3.23%	Libor + 2%
-	Zona Franca Punta Pereira	U.S. Dollar	Citibank	-	2,501	-	-	-	-	-	2,501	-	2.95%	Libor + 1.75%
-	Zona Franca Punta Pereira	U.S. Dollar	Scotiabank	2,501	-	-	-	-	-	-	2,501	-	1.60%	1.60%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Banco Interamericano de Desarrollo	4,768	4,143	9,895	9,637	9,379	9,096	17,371	8,911	55,378	3.30%	Libor + 2.05%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Banco Interamericano de Desarrollo	12,104	11,237	24,249	23,568	22,888	-	-	23,341	70,705	3.05%	Libor + 1.80%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Finnish Export Credit	25,474	20,774	43,915	44,538	45,209	45,882	70,166	46,248	249,710	3.20%	3.20%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Dnb Nor Bank	89	-	-	-	-	-	-	89	-	Libor + 2.00%	Libor + 2.00%
-	Eufores S.A.	U.S. Dollar	Banco Republica Oriental de Uruguay	24,733	12,563	-	-	-	-	-	37,296	-	Libor + 1.75%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollar	Citibank	5	-	-	-	-	-	-	5	-	Libor + 2.00%	Libor + 2.00%
-	Eufores S.A.	U.S. Dollar	Banco HSBC- Uruguay	1,202	-	-	-	-	-	-	1,202	-	Libor + 2.00%	Libor + 2.00%
-	Eufores S.A.	U.S. Dollar	Banco Itau -Uruguay	10,135	5,003	-	-	-	-	-	15,138	-	Libor + 2.00%	Libor + 2.00%
-	Eufores S.A.	U.S. Dollar	Heritage	1,351	-	-	-	-	-	-	1,351	-	Libor + 2.00%	Libor + 2.00%
-	Eufores S.A.	U.S. Dollar	Banco Santander	22,735	-	-	-	-	-	-	22,735	-	Libor + 2.00%	Libor + 2.00%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco ABC - Brazil	7	18	-	-	-	-	-	25	-	2.50%	2.50%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Itau	2,713	321	-	-	-	-	-	3,034	-	9.50%	9.50%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Votorantim	13	25	-	-	-	-	-	38	-	5.50%	5.50%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Santander	2	46	100	100	57	7	-	48	264	9.34%	9.34%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Itau	2	6	1	-	-	-	-	8	1	2.50%	2.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Itau	13	38	51	4	-	-	-	51	55	3.50%	3.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Bradesco	11	33	44	37	-	-	-	44	81	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Bradesco	400	-	-	-	-	-	-	400	-	8.75%	8.75%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	17	-	-	-	-	369	369	17	738	5.00%	5.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	22	66	88	22	-	-	-	88	110	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	8	21	27	27	27	11	-	29	92	10.00%	10.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	1	16	16	16	8	-	-	17	40	9.00%	9.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	5	18	30	30	19	8	-	23	87	9.22%	9.22%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bradesco	20	57	77	23	-	-	-	77	100	5.91%	5.91%
-	Arauco Forest Brasil S.A.	U.S. Dollar	Banco Alfa	-	5	9	9	9	5	-	5	32	7.94%	7.94%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Alfa	-	12	23	23	23	11	-	12	80	11.30%	11.30%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Itau -Brazil	4	12	1	2	-	-	-	16	3	2.50%	2.50%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim - Brazil	195	520	694	405	-	327	327	715	1,753	8.59%	8.59%
-	Arauco Forest Brasil S.A.	U.S. Dollar	Banco Votorantim - Brazil	35	101	134	78	-	-	-	136	212	7.44%	7.44%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito A-B-D	4	-	-	-	114	460	346	4	920	9.82%	9.82%
-	Arauco Forest Brasil S.A.	U.S. Dollar	Banco Bndes Subcrédito C	4	-	-	-	24	144	120	4	288	7.05%	7.05%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Santander	1	32	-	-	-	-	-	33	-	9.32%	9.32%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco John Deere	62	41	41	32	10	-	-	103	83	6.00%	6.00%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito E-I	23	-	758	3,030	2,272	-	-	23	6,060	8.91%	8.91%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito F-J	16	-	454	1,818	1,363	-	-	16	3,635	9.91%	9.91%
-	Mahal Emprendimientos Pat. S.A.	U.S. Dollar	Bndes Subcrédito G-K	60	-	339	2,037	1,697	-	-	60	4,073	7.05%	7.05%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito H-L	19	-	504	2,020	1,514	-	-	19	4,038	11.11%	11.11%
			Total	134,140	61,483	392,139	95,673	92,601	58,576	93,001	195,623	731,990

December 31, 2016				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective	Nominal
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	1,931	11,587	29,091	27,486	33,383	180,490	1,931	282,037	4.24%	4.21%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-J	2,115	-	6,344	6,344	203,030	-	-	2,115	215,718	3.23%	3.22%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	996	7,794	7,794	7,794	7,794	242,571	996	273,747	3.96%	3.96%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Q	586	9,839	21,758	21,172	20,586	10,073	-	10,425	73,589	2.96%	2.98%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	1,755	-	7,022	7,022	7,022	7,022	290,572	1,755	318,660	3.57%	3.57%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	600	4,695	4,695	4,695	4,695	210,785	600	229,565	2.44%	2.89%
-	Arauco Argentina S.A.	U.S. Dollar	Bono 144 A – Argentina	-	270,787	-	-	-	-	-	270,787	-	6.39%	6.38%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee Bonds 2019	15,205	-	36,250	534,254	-	-	-	15,205	570,504	7.26%	7.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee Bonds 2nd Emission	2,734	124,949	-	-	-	-	-	127,683	-	7.50%	7.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2021	8,889	-	20,000	20,000	20,000	406,926	-	8,889	466,926	5.02%	5.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2022	11,215	-	23,750	23,750	23,750	23,750	504,895	11,215	599,895	4.77%	4.75%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2024	9,376	-	22,500	22,500	22,500	22,500	569,625	9,376	659,625	4.52%	4.50%
			Total	51,875	409,102	161,700	676,622	336,863	516,143	1,998,938	460,977	3,690,266

December 31, 2016				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective	Nominal
Tax ID	Name	Currency	Lease	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Santander	237	1,616	-	1,179	-	1,201	-	1,853	2,380	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Scotiabank	1,571	4,970	-	7,731	-	4,259	-	6,541	11,990	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Estado	645	2,008	-	5,092	-	2,035	-	2,653	7,127	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco de Chile	3,294	10,861	-	16,861	-	8,906	-	14,155	25,767	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco BBVA	1,673	5,030	-	4,663	-	183	-	6,703	4,846	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Credito e Inversiones	982	2,994	-	7,501	-	2,824	-	3,976	10,325	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Santander	46	138	-	61	-	-	-	184	61	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Chile	439	1,317	-	2,418	-	929	-	1,756	3,347	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Credito e Inversiones	647	1,932	-	5,053	-	2,690	-	2,579	7,743	-	-
			Total	9,534	30,866	-	50,559	-	23,027	-	40,400	73,586

As part of the policy of Arauco, it considers compliance with all Accounts Payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.

Guarantees

As of the date of these consolidated financial statements, Arauco has financial assets of approximately MU.S.$55 that have been pledged to third parties (beneficiaries), as direct guarantee. If Arauco does not fulfill its obligations, the guarantors could execute the guarantees.

As of December 31, 2017, the total assets pledged as an indirect guarantee were MU.S.$602. In contrast to direct guarantees, indirect guarantees are given to secure obligations assumed by a third party.

On September 29, 2011, Arauco entered into a Security Agreement under which it granted a non-joint guarantee limited to 50% of the obligations of the Uruguayan companies (joint ventures) Celulosa y Energía Punta Pereira S.A. and Zona Franca Punta Pereira S.A., under the IDB Facility Agreement in the amount of up to MU.S.$454 and the Finnevera Guaranteed Facility Agreement in the amount of up to MU.S.$900. Both loan agreements were signed with the International Development Bank. Such guarantee is included in the table below, under indirect guarantees.

Direct and indirect guarantees granted by Arauco:

DIRECT

Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	488	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	313	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	230	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	209	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	100	National Customs Service
Arauco Forest Brasil S.A.	Mortgage Industrial Plant of Jaguariaíva of Arauco do Brasil	-	U.S. Dollar	46.346	BNDES
Arauco Forest Brasil S.A.	Endorsement of ADB + Guarantee Letter AISA	-	U.S. Dollar	3.539	Bank Votorantim S.A.
Arauco Forest Brasil S.A.	Endorsement of Arauco do Brasil	-	U.S. Dollar	645	Bank Votorantim S.A.
Arauco Forest Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	224	Bank Santander S.A.
Arauco Forest Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	134	Bank Bradesco S.A.
Arauco Forest Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	113	Bank Bradesco S.A.
Arauco Forest Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	97	Bank Bradesco S.A.
Arauco do Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	209	Bank Santander S.A.
Arauco do Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	206	Bank Alpha S.A.
Arauco Florestal Arapoti S.A.	Endorsement of Arauco do Brasil	-	U.S. Dollar	727	Bank Votorantim S.A.
Arauco Florestal Arapoti S.A.	Equipment	Property plant and equipment	U.S. Dollar	389	Bank Safra S.A.
Arauco Florestal Arapoti S.A.	Equipment	Property plant and equipment	U.S. Dollar	232	Bank Santander S.A.
Arauco Florestal Arapoti S.A.	Equipment	Property plant and equipment	U.S. Dollar	201	Bank Itaú BBA S.A.
Arauco Florestal Arapoti S.A.	Equipment	Property plant and equipment	U.S. Dollar	96	Bank Bradesco S.A.
Arauco Bioenergía S.A.	Guarantee letter	-	Chilean Pesos	185	Minera Escondida Ltda.
Arauco Bioenergía S.A.	Guarantee letter	-	Chilean Pesos	121	CODELCO S.A.

		Total		54.804

INDIRECT

Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Suretyship not supportive and cumulative	-	U.S. Dollar	408.351	Joint Ventures (Uruguay)
Celulosa Arauco y Constitución S.A.	Full Guarantee	-	U.S. Dollar	131.000	Arauco Forest Brasil y Mahal (Brazil)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	U.S. Dollar	4.362	Arauco Forest Brasil y Mahal (Brazil)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Brazilian Real	14.593	Arauco Forest Brasil y Mahal (Brazil)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	U.S. Dollar	43.896	Masisa S.A.
		Total		602.202

23.10.3 Type of Risk: Market Risk – Exchange Rate

Description

Market risk arises from the probability of being affected by losses from fluctuations in currencies exchange rates in which assets and liabilities are denominated, in a functional currency other than the functional currency of Arauco.

Explanation of Currency Risk Exposure and How This Risk Arises

Arauco is exposed to the foreign currency risk from currency fluctuations arising from sales, purchases and obligations undertaken in foreign currencies, such as the Chilean Peso, Euro, Brazilian Real or other foreign currencies. In the case of significant exchange rate variations, the Chilean Peso is the currency that represents the main currency risk. See Note 11 for details assets and liabilities classified by currency.

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

Arauco performs sensitivity analyses to measure the effect of this variable on equity and net result.

Sensitivity analysis considers a variation of +/- 10% of the exchange rate over the Chilean Peso. This fluctuation range is considered possible given current market conditions as of the date of these financial statements. With all other variables at a constant rate, a U.S. Dollar exchange rate variation of +/- 10% in relation to the Chilean Peso would mean a change in the net income year after tax +/- 9.98% (equivalent to ThU.S.$ +/- 26,968), and +/- 0.23% of equity (equivalent to ThU.S.$ +/- 16,181).

Additionally, a sensitivity analysis is carried out assuming a variation of +/- 10% in the closing exchange rate on the Brazilian Real, which is considered a possible range of fluctuation given the market conditions as of the date of these financial statements. With all the other variables constant, a variation of +/- 10% in the exchange rate of the dollar on the Brazilian Real would mean a variation on the net income after tax +/- 1,67% (equivalent to ThU.S.$4,500) and a change on the equity of +/- 0.04% (equivalent to ThU.S.$2,700).

23.10.4 Type of Risk: Market Risk – Interest rate risk

Description

Interest rate risk refers to the sensitivity of the value of financial assets and liabilities in terms of interest rate fluctuations.

Explanation of Interest Rate Risk Exposure and How This Risk Arises

Arauco is exposed to risks due to interest rate fluctuations for bonds issued, bank borrowings and financial instruments that bear interest at a variable rate.

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

Arauco completes its risk analysis by reviewing its exposure to changes in interest rates. As of December 31, 2017, 14% our financial debt accrues interest at variable rates. A change of +/- 10% in the interest rate is considered a possible range of fluctuation. Such market conditions would affect the income after tax at rate of +/- 0.41% (equivalent to ThU.S.$-/+ 1,097) and +/- 0.01% (equivalent to ThU.S.$-/+ 658) on equity.

Thousands of dollars	December 2017 ThU.S.$	Total
Fixed rate	3,676,210	86.0%
Bonds issued	3,302,685
Bank borrowings (*)	261,149
Financial leasing	112,376
Variable rate	597,308	14.0%
Bonds issued	-
Loans with Banks	597,308
Total	4,273,518	100.0%

Thousands of dollars	December 2016 ThU.S.$	Total
Fixed rate	3,903,942	87.1%
Bonds issued	3,452,659
Bank borrowings (*)	337,297
Financial leasing	113,986
Variable rate	577,061	12.9%
Bonds issued	-
Loans with Banks	577,061
Total	4,481,003	100.0%
(*) Includes variable rate bank borrowings changed by fixed rate swaps.

23.10.5 Type of Risk: Market Risk – Price of Pulp Risks

Description

Pulp prices are determined by world and regional market conditions. Prices fluctuate based on demand, production capacity, commercial strategies adopted by large-scale forestry companies, pulp and paper producers and by the availability of substitutes.

Explanation of Price Risk Exposure and How This Risk Arises

Pulp prices are reflected in revenue from sales and directly affect the net income for the period.

As of December 31, 2017, revenue due to pulp sales accounted for 46.8% of total sales. Pulp prices are fixed on a monthly basis in accordance with the market. Forward contracts or other financial instruments are not used for pulp sales.

Explanation of Risk Management Objectives, Policies and Processes, and Measurement Methods

This risk is approached in different ways. Arauco has a team of specialists who perform periodic market and competition analyses, providing tools to analyze and evaluate trends and adjust forecasts. Similarly, Arauco performs price financial sensitivity analysis in order to take the necessary safeguards to confront different scenarios in the best possible manner.

Sensitivity analysis considers a variation of +/- 10% in the average pulp price, a possible fluctuation range given current market conditions at the date of the closing balance. With all other variables constant, a variation of +/- 10% in the average pulp price would mean a variation of +/- 72.94% (equivalent to ThU.S.$ 197,022) on the income for the year after tax and +/- 1.66% (equivalent to ThU.S.$118,213) on equity.